Label	Element	Value
Virtus AlphaSimplex Global Alternatives Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated August 25, 2025 to the Fund’s prospectuses dated April 28, 2025

IMPORTANT NOTICE TO INVESTORS

The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, is hereby replaced in its entirety as shown below:--

End of Supplement Text --

Performance Information

Average Annual Total Returns (for the periods ended 12/31/24)

Class	1 Year	5 Years	10 Years
Class I Shares (previously Predecessor Fund's Class Y Shares)
Return Before Taxes	9.66%	2.34%	1.91%
Return After Taxes on Distributions	9.66%	1.02%	1.02%
Return After Taxes on Distributions and Sale of Fund Shares	5.72%	1.22%	1.10%
Class A Shares
Return Before Taxes	3.36%	0.93%	1.08%
Class C Shares
Return Before Taxes	8.54%	1.30%	0.89%
Class R6 Shares (previously Predecessor Fund's Class N Shares)
Return Before Taxes	9.88%	2.40%	1.95%
Index
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	23.76%	14.10%	12.73%
Barclay Fund of Funds Index (reflects no deduction for fees, expenses or taxes)	8.77%	4.34%	2.87%

Risk/Return [Heading]	oef_RiskReturnHeading	Virtus AlphaSimplex Global Alternatives Fund
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/24)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Virtus AlphaSimplex Global Alternatives Fund | FT Wilshire 5000 Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	FT Wilshire 5000 Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.73%
Virtus AlphaSimplex Global Alternatives Fund | Barclay Fund of Funds Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Barclay Fund of Funds Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.87%
Virtus AlphaSimplex Global Alternatives Fund | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.91%
Virtus AlphaSimplex Global Alternatives Fund | Class I Shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.02%
Virtus AlphaSimplex Global Alternatives Fund | Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.10%
Virtus AlphaSimplex Global Alternatives Fund | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.08%
Virtus AlphaSimplex Global Alternatives Fund | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.89%
Virtus AlphaSimplex Global Alternatives Fund | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.95%